Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
iShares U.S. Thematic Rotation Active ETF
(the “Fund”)
Supplement dated January 21, 2025 to the Summary Prospectus and Prospectus of the Fund, each dated November 27, 2024, as supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The fourth paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” and the third paragraph of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
In selecting investments for the Fund, BFA uses a systematic framework for analyzing companies and seeking proactive risk-management by focusing on theme identification, theme and company evaluation, and portfolio construction. Using this framework, BFA seeks exposure to multiple themes, including emerging and structural trends.

iShares U.S. Thematic Rotation Active ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
iShares U.S. Thematic Rotation Active ETF
(the “Fund”)
Supplement dated January 21, 2025 to the Summary Prospectus and Prospectus of the Fund, each dated November 27, 2024, as supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The fourth paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” and the third paragraph of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
In selecting investments for the Fund, BFA uses a systematic framework for analyzing companies and seeking proactive risk-management by focusing on theme identification, theme and company evaluation, and portfolio construction. Using this framework, BFA seeks exposure to multiple themes, including emerging and structural trends.